Leases - Operating Lease Related Assets And Liabilities And Other Related Information (Detail)) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Assets
Operating lease right-of-use assets	¥ 17,592	$ 2,490	¥ 16,435	$ 2,326	¥ 13,100
Liabilities
Operating lease liabilities, current	8,202	1,161	6,807	963
Operating lease liabilities, non-current	¥ 7,254	$ 1,027	¥ 7,492	$ 1,060
Weighted average remaining lease term (years)			2 years 4 months 24 days	2 years 4 months 24 days
Weighted average discount rate			5.00%	5.00%